Financial instruments - Cross Currency Swap Contracts - Notional Amounts and Loss of Fair Value (Details) - Cross currency swap $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Disclosure of financial liabilities [line items]
Notional value		$ 854,404	$ 73,966	¥ 6,398.0	$ 979,156
Gain recognized in other gains or losses, net (hedging instrument)	$ 2,200
Losses on financial liabilities at fair value through profit or loss		$ 15,000	$ 1,500